Shareholders' Deficit - Additional Information (Detail)				1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 13, 2023 shares	Jan. 18, 2022 $ / shares	Jul. 31, 2021 shares	Jan. 31, 2022 shares	Sep. 30, 2024 USD ($) Day $ / shares shares	Dec. 31, 2023 USD ($) Day $ / shares shares	Aug. 21, 2024 USD ($)	Aug. 18, 2024 shares	Jul. 26, 2023 USD ($)	Jul. 11, 2023 USD ($) shares	Jun. 29, 2023 USD ($) shares	Dec. 31, 2022 $ / shares shares
Class of Stock [Line Items]
Preference shares, shares authorized					5,000,000	5,000,000						5,000,000
Preference shares, par or stated value per share | $ / shares					$ 0.0001	$ 0.0001						$ 0.0001
Preference shares, shares issued					0	0						0
Preference shares, shares outstanding					0	0						0
Common stock, par or stated value per share | $ / shares		$ 0.0001
Common stock, Conversion basis		one right to acquire one-tenth of an Ordinary Share, and one-half of one redeemable warrant			20	20
Private Placement Warrants [Member]
Class of Stock [Line Items]
Warrant non transferable Period					30 days	30 days
Public Warrant [Member]
Class of Stock [Line Items]
Warrant exercise period condition one					12 months	12 months
Warrant exercise period condition two					30 days	30 days
Maximum thres hold period for filing registration statement after business combination | Day					20	20
Maximum threshold period for registration statement to become effective after business combination | Day					60	60
Class of warrant or right, redemption price of warrants or rights | $ / shares					$ 0.01	$ 0.01
Redemption period					30 days	30 days
Warrant redemption condition minimum share price | $ / shares					$ 18	$ 18
Class of warrant or right, redemption of warrants or rights, threshold trading days					20 days	20 days
Class of warrant or right, redemption of warrants or rights, threshold consecutive trading days					30 days	30 days
Public Warrant [Member] | Event Triggering Warrant Redemption [Member]
Class of Stock [Line Items]
Share price | $ / shares					$ 9.2	$ 9.2
Percentage of equity proceeds from business combination as a percentage of total proceeds					60.00%	60.00%
Number of trading days					20 days	20 days
Public Warrant [Member] | Event Triggering Warrant Redemption [Member] | Trigger Price One [Member]
Class of Stock [Line Items]
Redemption trigger price as a percentage of newly issued price					115.00%	115.00%
Class of warrants or rights redemption trigger price | $ / shares					$ 18	$ 18
Public Warrant [Member] | Event Triggering Warrant Redemption [Member] | Trigger Price Two [Member]
Class of Stock [Line Items]
Redemption trigger price as a percentage of newly issued price					180.00%	180.00%
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized					500,000,000	500,000,000						500,000,000
Common stock, par or stated value per share | $ / shares					$ 0.0001	$ 0.0001						$ 0.0001
Common stock, voting rights					one	one
Ordinary shares issued					4,743,749	4,743,749						0
Ordinary shares outstanding					4,743,749	4,743,749						0
Ordinary shares issued subject to possible redemption					1,372,687	4,772,187						18,975,000
Ordinary shares outstanding subject to possible redemption					1,372,687	4,772,187		3,399,500		14,202,813	14,202,813	18,975,000
Stock issued during period, shares	4,743,749				4,743,749	4,743,749
Common stock, Conversion basis		one
Temporary equity, aggregate amount of redemption requirement | $					$ 149,486,187	$ 149,486,187	$ 38,596,223		$ 149,486,187	$ 149,486,187	$ 149,486,187
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized					50,000,000	50,000,000						50,000,000
Common stock, par or stated value per share | $ / shares					$ 0.0001	$ 0.0001						$ 0.0001
Ordinary shares issued					1	1						4,743,750
Ordinary shares outstanding					1	1						4,743,750
Ordinary shares outstanding subject to possible redemption												4,743,750
Stock issued during period, shares	4,743,749
Temporary equity, Share capitalization				431,250
Sponsor [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock, par or stated value per share | $ / shares					$ 0.0001	$ 0.0001
Sponsor [Member] | Founder Shares [Member] | Common Class B [Member]
Class of Stock [Line Items]
Stock issued during period, shares			4,743,750
Aggregate of shares subject to forfeiture			618,750			618,750
Percentage of issued and outstanding shares after initial public offering collectively held by initial stockholders			20.00%			20.00%